UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Growth Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	31.49%
Technology	22.06
Industrial	12.66
Consumer, Cyclical	11.63
Financial	9.44
Communications	3.88
Basic Materials	2.32
Government Money Market Mutual Funds	1.10
Utilities	0.29
Short Term Investments	5.13
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,125.10	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.21
Investor Class
Actual	$1,000.00	$1,123.90	$6.27
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.39%
68,725	Element Solutions Inc	$ 1,606,791
44,169	Orion Engineered Carbons SA(a)	838,769
14,512	Steel Dynamics Inc	864,915
		3,310,475
Communications — 3.99%
10,674	Calix Inc(a)	507,015
28,134	Ciena Corp(a)	1,600,543
5,753	Criteo SA Sponsored ADR(a)	260,208
8,115	Eventbrite Inc Class A(a)	154,185
7,618	HyreCar Inc(a)(b)	159,369
18,814	Mimecast Ltd(a)	998,083
15,227	Ooma Inc(a)	287,181
15,231	Open Lending Corp Class A(a)	656,304
6,381	Zendesk Inc(a)	921,033
		5,543,921
Consumer, Cyclical — 11.97%
27,404	American Eagle Outfitters Inc	1,028,472
2,945	Burlington Stores Inc(a)	948,261
23,315	Callaway Golf Co(a)	786,415
1,374	Children's Place Inc(a)	127,864
1,538	Citi Trends Inc(a)	133,806
24,031	Container Store Group Inc(a)	313,364
3,817	Five Below Inc(a)	737,712
5,334	Fox Factory Holding Corp(a)	830,290
3,292	Gentherm Inc(a)	233,897
10,013	Green Brick Partners Inc(a)	227,696
11,875	IAA Inc(a)	647,662
4,083	IMAX Corp(a)	87,783
53,938	International Game Technology PLC(a)	1,292,354
636	Johnson Outdoors Inc Class A	76,956
28,891	KAR Auction Services Inc(a)	507,037
1,400	LGI Homes Inc(a)	226,716
6,563	Lindblad Expeditions Holdings Inc(a)	105,074
39,400	Lions Gate Entertainment Corp Class B(a)	721,020
2,379	Malibu Boats Inc Class A(a)	174,452
1,464	MarineMax Inc(a)	71,355
1,186	Monarch Casino & Resort Inc(a)	78,478
9,983	Ollie's Bargain Outlet Holdings Inc(a)(b)	839,870
11,457	OptimizeRx Corp(a)	709,188
9,183	Papa John's International Inc	959,073
3,769	Rush Enterprises Inc Class A	162,972
7,964	Shyft Group Inc	297,933
20,231	Skyline Champion Corp(a)	1,078,312
10,644	Sleep Number Corp(a)	1,170,308
9,080	Sonos Inc(a)	319,888
24,071	Sun Country Airlines Holdings Inc(a)	890,868
38,863	Wabash National Corp	621,808
Shares		Fair Value
Consumer, Cyclical — (continued)
39,730	Westport Fuel Systems Inc(a)	$ 210,966
		16,617,850
Consumer, Non-Cyclical — 32.43%
12,361	Achilles Therapeutics PLC ADR(a)	121,014
16,671	Adaptive Biotechnologies Corp(a)	681,177
3,989	Akoya Biosciences Inc(a)	77,147
41,553	Amicus Therapeutics Inc(a)	400,571
12,233	AMN Healthcare Services Inc(a)	1,186,356
8,515	Arena Pharmaceuticals Inc(a)	580,723
16,373	ASGN Inc(a)	1,587,035
16,645	AtriCure Inc(a)	1,320,448
47,051	Avantor Inc(a)	1,670,781
18,971	Avid Bioservices Inc(a)	486,606
28,258	Axonics Inc(a)(b)	1,791,840
8,352	Axsome Therapeutics Inc(a)	563,426
1,027	Beam Therapeutics Inc(a)(b)	132,185
9,031	Blueprint Medicines Corp(a)	794,367
20,247	Cardiovascular Systems Inc(a)	863,535
2,871	CareDx Inc(a)	262,754
1,554	Castle Biosciences Inc(a)	113,955
4,898	Celsius Holdings Inc(a)	372,689
3,459	Central Garden & Pet Co(a)(b)	183,085
86,857	Cerus Corp(a)	513,325
8,751	CONMED Corp	1,202,650
17,638	Curis Inc(a)	142,339
25,854	Cytokinetics Inc(a)	511,651
48,989	elf Beauty Inc(a)	1,329,561
9,792	Emergent BioSolutions Inc(a)	616,798
31,979	Evo Payments Inc Class A(a)	887,097
31,194	First Advantage Corp(a)	621,072
5,718	FTI Consulting Inc(a)	781,136
11,755	Haemonetics Corp(a)	783,353
10,403	HealthEquity Inc(a)	837,233
5,365	Honest Co Inc(a)	86,859
14,222	ICF International Inc	1,249,545
5,374	Icon PLC(a)	1,110,859
16,446	Immunovant Inc(a)	173,834
1,232	Inari Medical Inc(a)	114,921
3,061	Insmed Inc(a)	87,116
7,680	Intra-Cellular Therapies Inc(a)	313,498
9,378	Ionis Pharmaceuticals Inc(a)	374,088
13,938	Iovance Biotherapeutics Inc(a)	362,667
870	Karuna Therapeutics Inc(a)	99,171
2,134	Kforce Inc	134,293
4,582	Krystal Biotech Inc(a)	311,576
20,303	LiveRamp Holdings Inc(a)	951,196
4,288	MacroGenics Inc(a)	115,176
3,681	Mirati Therapeutics Inc(a)	594,592
8,671	Monro Inc	550,695
7,177	Myovant Sciences Ltd(a)(b)	163,420
3,334	NanoString Technologies Inc(a)	216,010
3,916	NeuroPace Inc(a)	93,162
2,624	Novocure Ltd(a)	582,056
15,280	Oak Street Health Inc(a)	894,950

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,259	Omnicell Inc(a)	$ 1,553,726
27,862	Orchard Therapeutics PLC ADR(a)(b)	122,314
4,766	OrthoPediatrics Corp(a)	301,116
10,705	Pacira BioSciences Inc(a)	649,579
23,556	Performance Food Group Co(a)	1,142,230
23,782	PetIQ Inc(a)(b)	917,985
4,555	Pliant Therapeutics Inc(a)(b)	132,642
6,162	PRA Health Sciences Inc(a)	1,018,024
2,195	Protagonist Therapeutics Inc(a)	98,512
3,105	Pulmonx Corp(a)(b)	136,993
3,740	Quanterix Corp(a)	219,388
67,439	Rigel Pharmaceuticals Inc(a)	292,685
3,703	Rocket Pharmaceuticals Inc(a)	164,006
13,906	Seres Therapeutics Inc(a)	331,658
1,147	Shockwave Medical Inc(a)	217,620
8,795	SI-BONE Inc(a)	276,779
24,136	Silk Road Medical Inc(a)	1,155,149
4,664	Syndax Pharmaceuticals Inc(a)	80,081
22,936	Syneos Health Inc(a)	2,052,543
15,190	Tactile Systems Technology Inc(a)	789,880
3,055	TG Therapeutics Inc(a)(b)	118,503
26,563	Theravance Biopharma Inc(a)	385,695
2,507	Treace Medical Concepts Inc(a)	78,369
12,883	Trillium Therapeutics Inc(a)(b)	124,965
4,561	Turning Point Brands Inc	208,757
8,100	Turning Point Therapeutics Inc(a)	631,962
6,447	US Physical Therapy Inc	747,014
21,950	Verastem Inc(a)	89,336
3,510	WEX Inc(a)	680,589
4,519	Willdan Group Inc(a)	170,095
6,660	Xenon Pharmaceuticals Inc(a)	124,009
		45,007,797
Financial — 9.72%
12,853	Argo Group International Holdings Ltd	666,171
8,971	Bancorp Inc(a)	206,423
34,881	BRP Group Inc Class A(a)	929,579
38,507	Compass Inc Class A(a)(b)	505,982
22,916	Essent Group Ltd	1,030,074
8,129	Evercore Inc Class A	1,144,319
23,083	Focus Financial Partners Inc Class A(a)	1,119,525
12,079	Goosehead Insurance Inc Class A	1,537,657
15,601	Palomar Holdings Inc(a)	1,177,251
1,232	Piper Sandler Cos	159,618
10,962	QTS Realty Trust Inc REIT Class A	847,363
10,741	Ryman Hospitality Properties Inc REIT(a)	848,109
1,837	Silvergate Capital Corp Class A(a)	208,169
18,301	Stifel Financial Corp	1,187,003
13,932	Triumph Bancorp Inc(a)	1,034,451
Shares		Fair Value
Financial — (continued)
1,236	Trupanion Inc(a)	$ 142,264
27,059	Virtu Financial Inc Class A	747,640
		13,491,598
Industrial — 13.04%
6,121	A O Smith Corp	441,079
8,971	Advanced Drainage Systems Inc	1,045,749
10,619	Atkore Inc(a)	753,949
2,298	Atlas Air Worldwide Holdings Inc(a)	156,517
24,763	AZEK Co Inc(a)	1,051,437
13,382	Boise Cascade Co	780,840
10,065	Chart Industries Inc(a)	1,472,711
5,296	CryoPort Inc(a)	334,178
7,752	Dycom Industries Inc(a)	577,757
2,768	Generac Holdings Inc(a)	1,149,135
42,967	Hayward Holdings Inc(a)(b)	1,118,001
2,504	Hydrofarm Holdings Group Inc(a)	148,011
6,426	Ichor Holdings Ltd(a)	345,719
9,677	Itron Inc(a)	967,506
16,337	Knight-Swift Transportation Holdings Inc	742,680
26,366	Kratos Defense & Security Solutions Inc(a)	751,167
9,996	Masonite International Corp(a)	1,117,453
14,968	Mercury Systems Inc(a)	992,079
4,721	Montrose Environmental Group Inc(a)	253,329
4,640	nLight Inc(a)	168,339
1,390	OSI Systems Inc(a)	141,280
27,761	PGT Innovations Inc(a)	644,888
4,025	Raven Industries Inc	232,846
30,563	Schneider National Inc Class B	665,357
21,911	SPX Corp(a)	1,338,324
5,748	Woodward Inc	706,314
		18,096,645
Technology — 22.72%
7,508	Agilysys Inc(a)	426,980
53,085	Allscripts Healthcare Solutions Inc(a)	982,603
5,241	Avid Technology Inc(a)	205,185
16,068	Black Knight Inc(a)	1,252,983
53,348	Box Inc Class A(a)	1,363,041
1,452	Cardlytics Inc(a)	184,302
3,673	Cerence Inc(a)	391,946
3,814	CEVA Inc(a)	180,402
36,381	Clarivate PLC(a)	1,001,569
4,821	CMC Materials Inc	726,718
18,494	Cornerstone OnDemand Inc(a)	953,921
7,536	CyberArk Software Ltd(a)	981,715
1,290	Digital Turbine Inc(a)	98,079
2,197	Domo Inc Class B(a)	177,584
12,100	DoubleVerify Holdings Inc(a)	512,314
40,907	Evolent Health Inc Class A(a)	863,956

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
16,318	FormFactor Inc(a)	$ 594,954
3,570	Health Catalyst Inc(a)(b)	198,171
3,418	Impinj Inc(a)(b)	176,335
28,750	KBR Inc	1,096,812
11,832	Lumentum Holdings Inc(a)	970,579
26,629	Nutanix Inc Class A(a)	1,017,760
13,644	Onto Innovation Inc(a)	996,558
2,595	Outset Medical Inc(a)	129,698
29,158	PagerDuty Inc(a)(b)	1,241,548
11,951	PAR Technology Corp(a)(b)	835,853
13,947	Phreesia Inc(a)	854,951
17,534	Privia Health Group Inc(a)	777,984
14,503	PTC Inc(a)	2,048,694
11,717	Rambus Inc(a)	277,810
14,285	Silicon Motion Technology Corp ADR	915,669
740	Simulations Plus Inc	40,633
13,301	Sprout Social Inc Class A(a)	1,189,375
21,805	SS&C Technologies Holdings Inc	1,571,268
6,357	Synaptics Inc(a)(b)	989,022
7,604	Tabula Rasa HealthCare Inc(a)(b)	380,200
26,525	Telos Corp(a)	902,115
7,952	Teradyne Inc	1,065,250
43,717	Verra Mobility Corp(a)	671,930
64,140	Zuora Inc Class A(a)	1,106,415
111,267	Zynga Inc Class A(a)	1,182,768
		31,535,650
Utilities — 0.29%
3,798	Ameresco Inc Class A(a)	238,212
5,068	Evoqua Water Technologies Corp(a)	171,197
		409,409
TOTAL COMMON STOCK — 96.55% (Cost $96,744,178)		$134,013,345
GOVERNMENT MONEY MARKET MUTUAL FUNDS
760,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	760,000
811,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	811,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.13% (Cost $1,571,000)		$ 1,571,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 5.28%
$2,114,868	Undivided interest of 14.31% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $2,114,868 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(c)	$ 2,114,868
2,114,868	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $2,114,868 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	2,114,868
2,114,868	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $2,114,868 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	2,114,868

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 989,117	Undivided interest of 5.02% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $989,117 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	$ 989,117
TOTAL SHORT TERM INVESTMENTS — 5.28% (Cost $7,333,721)		$ 7,333,721
TOTAL INVESTMENTS — 102.96% (Cost $105,648,899)		$142,918,066
OTHER ASSETS & LIABILITIES, NET — (2.96)%		$ (4,113,406)
TOTAL NET ASSETS — 100.00%		$138,804,660
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Small Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $8,650,278 of securities on loan)(a)	$135,584,345
Repurchase agreements, fair value(b)	7,333,721
Cash	9,229,779
Dividends receivable	19,716
Subscriptions receivable	572,034
Receivable for investments sold	1,287,662
Total Assets	154,027,257
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	5,991,971
Payable for other accrued fees	51,091
Payable for shareholder services fees	2,542
Payable to investment adviser	87,972
Payable upon return of securities loaned	8,904,721
Redemptions payable	181,357
Total Liabilities	15,222,597
NET ASSETS	$138,804,660
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$908,609
Paid-in capital in excess of par	80,827,916
Undistributed/accumulated earnings	57,068,135
NET ASSETS	$138,804,660
NET ASSETS BY CLASS
Investor Class	$8,671,438
Institutional Class	$130,133,222
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	40,000,000
Issued and Outstanding
Investor Class	575,814
Institutional Class	8,510,279
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.06
Institutional Class	$15.29
(a) Cost of investments	$98,315,178
(b) Cost of repurchase agreements	$7,333,721
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Small Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$15,642
Dividends	166,312
Total Income	181,954
EXPENSES:
Management fees	518,187
Shareholder services fees – Investor Class	14,267
Audit and tax fees	14,892
Custodian fees	16,205
Director's fees	7,112
Legal fees	8,020
Pricing fees	527
Registration fees	24,376
Transfer agent fees	4,318
Other fees	1,893
Total Expenses	609,797
Less amount waived by investment adviser	70,943
Net Expenses	538,854
NET INVESTMENT LOSS	(356,900)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	14,079,418
Net Realized Gain	14,079,418
Net change in unrealized appreciation on investments	1,355,788
Net Change in Unrealized Appreciation	1,355,788
Net Realized and Unrealized Gain	15,435,206
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,078,306
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Small Cap Growth Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment loss	$(356,900)	$(385,764)
Net realized gain	14,079,418	17,099,811
Net change in unrealized appreciation	1,355,788	25,958,270
Net Increase in Net Assets Resulting from Operations	15,078,306	42,672,317
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(785,231)
Institutional Class	-	(11,504,921)
From Net Investment Income and Net Realized Gains	0	(12,290,152)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,966,025	2,600,769
Institutional Class	20,130,641	33,249,224
Shares issued in reinvestment of distributions
Investor Class	-	785,231
Institutional Class	-	11,504,921
Shares redeemed
Investor Class	(2,103,770)	(3,877,315)
Institutional Class	(15,941,972)	(60,351,215)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,050,924	(16,088,385)
Total Increase in Net Assets	19,129,230	14,293,780
NET ASSETS:
Beginning of Period	119,675,430	105,381,650
End of Period	$138,804,660	$119,675,430
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	132,258	268,404
Institutional Class	1,355,761	3,611,268
Shares issued in reinvestment of distributions
Investor Class	-	61,486
Institutional Class	-	891,053
Shares redeemed
Investor Class	(146,416)	(338,843)
Institutional Class	(1,071,178)	(5,245,179)
Net Increase (Decrease)	270,425	(751,811)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$13.40	(0.06)	1.72	1.66	-	-	-	-	$15.06	12.39% (d)
12/31/2020	$10.89	(0.07)	4.00	3.93	-	(0.85)	(0.57)	(1.42)	$13.40	36.90%
12/31/2019	$ 8.91	(0.05)	2.48	2.43	-	-	(0.45)	(0.45)	$10.89	27.28%
12/31/2018	$11.59	(0.07)	(0.31)	(0.38)	-	(0.62)	(1.68)	(2.30)	$ 8.91	(2.99%)
12/31/2017	$ 9.99	(0.07)	2.22	2.15	-	-	(0.55)	(0.55)	$11.59	21.49%
12/31/2016	$ 9.36	(0.03)	0.66	0.63	-	-	-	-	$ 9.99	6.73%
Institutional Class
06/30/2021(Unaudited)	$13.59	(0.04)	1.74	1.70	-	-	-	-	$15.29	12.51% (d)
12/31/2020	$11.02	(0.04)	4.08	4.04	-	(0.90)	(0.57)	(1.47)	$13.59	37.51%
12/31/2019	$ 8.99	(0.02)	2.51	2.49	-	(0.01)	(0.45)	(0.46)	$11.02	27.69%
12/31/2018	$11.68	(0.03)	(0.32)	(0.35)	-	(0.66)	(1.68)	(2.34)	$ 8.99	(2.72%)
12/31/2017	$10.03	(0.03)	2.23	2.20	-	-	(0.55)	(0.55)	$11.68	21.91%
12/31/2016	$ 9.37	0.00 (e)	0.68	0.68	(0.01)	(0.01)	-	(0.02)	$10.03	7.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$ 8,671	1.84% (g)	1.19% (g)	(0.89%) (g)	33% (d)
12/31/2020	$ 7,908	1.67%	1.19%	(0.67%)	80%
12/31/2019	$ 6,521	1.66%	1.19%	(0.53%)	70%
12/31/2018	$ 6,347	1.64%	1.19%	(0.55%)	86%
12/31/2017	$ 5,142	1.51%	1.21%	(0.60%)	119%
12/31/2016	$ 5,170	1.25%	1.25%	(0.31%)	91%
Institutional Class
06/30/2021 (Unaudited)	$130,133	0.92% (g)	0.84% (g)	(0.55%) (g)	33% (d)
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
12/31/2019	$ 98,861	0.92%	0.84%	(0.16%)	70%
12/31/2018	$ 64,652	0.95%	0.84%	(0.20%)	86%
12/31/2017	$ 54,110	0.99%	0.86%	(0.25%)	119%
12/31/2016	$ 47,367	0.90%	0.90%	0.03%	91%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$106,982,989
Gross unrealized appreciation on investments	39,370,126
Gross unrealized depreciation on investments	(3,435,049)
Net unrealized appreciation on investments	$35,935,077
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.83% of the Fund’s average daily net assets up to $1 billion dollars, 0.78% of the Fund’s average daily net assets over $1 billion dollars and 0.73% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.84% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2021

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$110,177	$101,045	$113,401	$70,943	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Peregrine Capital Management LLC and Lord, Abbett & Co LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $41,320,326 and $40,079,618, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $8,650,278 and received collateral as reported on the Statement of Assets and Liabilities of $8,904,721 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Small Cap Growth Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement (the “Peregrine Sub-Advisory Agreement”) by and among the Company, GWCM and Peregrine Capital Management, LLC (“Peregrine”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lord Abbett Sub-Advisory Agreement”) by and among the Company, GWCM and Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Peregrine Sub-Advisory Agreement and the Lord Abbett Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Peregrine and Lord Abbett. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration was also given to the fact that the Board meets with representatives of each Sub-Adviser every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund ranked in the third quintile of its respective performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). For the Fund’s Investor Class, the annualized returns exceeded its performance universe median for the one- and three-year periods ended December 31, 2020, and, while underperforming its performance universe median for the five-year period ended December 31, 2020, its annualized returns for such period ranked in the 51st percentile of its performance universe. As to the Fund’s Institutional Class, its annualized returns exceeded the performance universe median for each period reviewed. Similarly, the Board observed that each class of the Fund outperformed its benchmark for each period reviewed.
In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also taken into account by the Board were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. They also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to shares of other sub-advised funds within the same Lipper classification and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that, for the Investor Class, the total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, with respect to the Institutional Class, the total annual operating expense ratio was in the first quintile of its peer group, which, as to both classes, was lower than its respective peer group median expense ratio.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lord Abbett regarding its standard fee schedule for institutional separate accounts in the micro-cap growth equity strategy, as well as the fees charged by Lord Abbett for two sub-advisory relationships with retail mutual funds and for the Sub-Adviser’s own mutual fund, each managed in the same investment style as the Fund. Based on the information provided, the Board noted that the fees charged by Lord Abbett to these other accounts and products were competitive with the fee charged to GWCM for the Fund. The Board also noted Peregrine’s statement that it bills sub-advisory clients with objectives and policies similar to the Fund using the same fee schedule as for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Fund in particular, the Board noted that GWCM reported a negative margin associated with its management of the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Peregrine Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the Peregrine sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Peregrine Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In addition, the Board reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM which, as to each Fund class, was below the median of the Fund’s Lipper investment classification.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Lord Abbett’s statement that in the firm’s role as a Sub-Adviser no fall-out benefits are received.
The Board also considered where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021